COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2018
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

15) COMMITMENTS AND CONTINGENCIES

a) Commitments

Enerplus has the following minimum annual commitments:

		Minimum Annual Commitment Each Year
($ thousands)	Total	2019	2020	2021	2022	2023	Thereafter
Senior notes(1)	$696,850	$60,001	$111,278	$111,278	$109,914	$108,551	$195,828
Transportation commitments(2)	367,646	36,817	37,951	34,102	31,410	30,317	197,049
Processing commitments	16,174	3,506	3,174	1,519	1,519	1,519	4,937
Drilling and completions	51,433	20,005	20,005	11,423	—	—	—
Office lease commitments	73,746	9,421	10,662	11,146	11,328	11,453	19,736
Sublease recoveries	(15,405)	(3,151)	(3,401)	(3,198)	(2,434)	(1,720)	(1,501)
Net office lease commitments(5)	58,341	6,270	7,261	7,948	8,894	9,733	18,235
Total commitments(3)(4)	$1,190,444	$126,599	$179,669	$166,270	$151,737	$150,120	$416,049
(1)	Interest payments have not been included.
(2)	Includes additional firm transportation commitments executed subsequent to year-end.
(3)

Crown and surface royalties, production taxes, lease rentals and mineral taxes (hydrocarbon production rights) have not been included as amounts paid depend on future ownership, production, prices and the legislative environment.

(4)	US$ commitments have been converted to CDN$ using the December 31, 2018 foreign exchange rate of 1.3637.
(5)	Net office lease payments in 2018 were $8.0 million (2017 – $9.7 million, 2016 – $10.5 million).

b) Contingencies

Enerplus is subject to various legal claims and actions arising in the normal course of business. Although the outcome of such claims and actions cannot be predicted with certainty, the Company does not expect these matters to have a material impact on the Consolidated Financial Statements.  In instances where the Company determines that a loss is probable and the amount can be reasonably estimated, an accrual is recorded.